Expense Example, No Redemption - PSF Natural Resources Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	57	182	317	713	98	308	535	1,189	83	261	454	1,013